Financial instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	¥ 2,384	¥ 2,704
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	847	1,982
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of level 2 into level 1 of equity securities	¥ 0	¥ 24,958